Farmers New World Life Insurance Company
Legal Department
3003 77th Avenue S.E.
May 25, 2018	Mercer Island, Washington 98040
Garrett B. Paddor
General Counsel and Corporate Secretary
Direct: 206/275-8152
Main: 206/275-8140
Fax: 206/275-8144

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Farmers New World Life Insurance Company

Farmers Annuity Separate Account A

Post-Effective Amendment No. 23 to Form N-4 (File No. 333-85183)

Farmers Variable Annuity

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Annuity Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on May 21, 2018.

Sincerely,

/s/ Garrett B. Paddor

Garrett B. Paddor
General Counsel and Corporate Secretary
Farmers New World Life Insurance Company